Approval of the Interim Condensed Consolidated Financial Statements	6 Months Ended
Jun. 30, 2021
Statement Of Financial Position [Abstract]
Approval of the Interim Condensed Consolidated Financial Statements

23. APPROVAL OF THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

The interim condensed consolidated financial statements were approved and authorised for issue by the board of directors on August 23, 2021.